Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	£ (32,021)	£ (40,533)	£ (30,682)
Adjustments for:
Income tax credit	(6,432)	(7,269)	(5,493)
Amortization, depreciation and loss on disposal	732	942	890
Impairment of intangible assets	292	2,809
Movement in provisions	4,100
Finance income	(669)	(103)	(246)
Interest expense on lease liabilities	21	18	26
Share-based payments	4,890	6,664	4,305
Net foreign exchange (gains) losses	(5,014)	(335)	3,481
Cash flows from (used in) operations before changes in working capital	(34,101)	(37,807)	(27,719)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	307	473	(9)
Increase (decrease) in trade payables	2,974	(428)	(155)
Increase in payroll taxes, social security and accrued expenditure	442	4,050	2,112
Movements in working capital	3,723	4,095	1,948
Cash used in operations	(30,378)	(33,712)	(25,771)
Net income tax received	7,220	9,888	4,152
Net cash used in operating activities	(23,158)	(23,824)	(21,619)
Cash flows from investing activities
Interest received	638	101	319
Payments for property, plant and equipment	(12)	(64)	(361)
Payments for intangible assets	(506)	(1,001)	(1,271)
Payments for other non-current assets		(2,597)
Net cash from (used in) investing activities	120	(3,561)	(1,313)
Cash flows from financing activities
Payments of lease liabilities	(227)	(296)	(297)
Proceeds from issue of share capital - exercise of share options	66	198	15
Proceeds from issue of share capital			66,581
Share issue expenses			(4,499)
Net cash (used in) from financing activities	(161)	(98)	61,800
Net (decrease) increase in cash and cash equivalents	(23,199)	(27,483)	38,868
Cash and cash equivalents at beginning of year	60,264	87,356	51,962
Effect of exchange rate changes on cash and cash equivalents	4,847	391	(3,474)
Cash and cash equivalents at end of year	£ 41,912	£ 60,264	£ 87,356